Intangible Assets - Summary of Finite Lived Intangible Assets Future Amortization Expense (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	¥ 1,276
2023	660
2024	204
2025	91
2026	¥ 14